Turnover (Tables)	12 Months Ended
Jun. 30, 2023
Turnover
Schedule of revenue by major product line

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Revenue by major product line
Energy business	128 850	105 998	65 676
Coal[1]	6 386	6 370	2 025
Liquid fuels and crude oil (revised, refer to note 1)[2]	115 311	93 044	58 265
Gas (methane rich and natural gas) and condensate[3]	7 153	6 584	5 386
Chemicals business	159 520	160 407	133 136
Advanced materials[6]	9 699	7 249	7 380
Base chemicals[6]	50 663	51 223	45 684
Essential care[6]	63 468	62 989	44 314
Performance solutions[6]	35 690	38 946	35 758
Other (Technology, refinery services)[4]	1 626	2 550	2 288
Revenue from contracts with customers	289 996	268 955	201 100
Revenue from other contracts[5]	(300)	3 791	810
Total external turnover	289 696	272 746	201 910
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas, Fuels and Chemicals Eurasia segments.
5

Relates to the Fuels segment and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate. The current year negative slate revenue is due to a reduction in the slate balance of R1,2 billion as a result of an over recovery in the basic fuel price (BFP) charged to customers for the period 1 July 2022 to 30 June 2023.

6	Chemicals business analysis: